Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000012470
Shareholder Report [Line Items]
Fund Name	Polaris Global Value Fund
Trading Symbol	PGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://polarisfunds.com/resources/. You can also request this information by contacting us at (888) 263-5594.

Additional Information Phone Number	(888) 263-5594
Additional Information Website	https://polarisfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polaris Global Value Fund	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed the benchmark for the year, with all but two sectors posting double-digit returns. Cyclicals like Financials, Industrials and Information Technology ("IT") led the charge. Communications Services and Real Estate paled in comparison. Geographically, more than 70% of holdings posted double-digit gains, with outperformance in Japan, Norway, Canada, Sweden, Italy and Netherlands. Holdings in Belgium, Singapore, Hong Kong and out-of-benchmark Colombia declined.

Financials contributed most due to a significant overweight; similar to semi-annual results, Shinhan Financial Group topped the sector on the back of strong earnings. Large-cap U.S. Financials JPMorgan Chase & Co. and Capital One Financial added measurably. In Industrials, Marubeni Corp. and HD Hyundai Electric gained, the latter of which capitalized on persistent power constraints favoring transformer manufacturers. The Fund’s IT gains soundly outperformed, led by two South Korean semiconductor companies (SK hynix and Samsung Electronics) that are capitalizing on Artificial Intelligence demand.

Materials had barbell returns, with Lundin Mining up more than 100% on robust revenues and production improvements, while Smurfit Westrock and Methanex Corp. dragged on the sector. Methanex shared muted long-term guidance, dragging down the stock. Smurfit Westrock’s quarterly earnings missed estimates and management trimmed full-year guidance due to challenging demand for paper packaging.

Top Contributors

Top Detractors

  SK hynix, Inc.

  Samsung Electronics Co., Ltd.

  Lundin Mining Corp.

  Marubeni Corp.

  Shinhan Financial Group Co., Ltd.

  Smurfit WestRock PLC

  Crocs, Inc.

  UnitedHealth Group, Inc.

  Allison Transmission Holdings, Inc.

  Methanex Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Polaris Global Value Fund	MSCI World Index
12/31/15	$10,000	$10,000
03/31/16	$10,071	$9,965
06/30/16	$9,740	$10,066
09/30/16	$10,633	$10,555
12/31/16	$11,167	$10,751
03/31/17	$11,698	$11,437
06/30/17	$12,306	$11,897
09/30/17	$12,766	$12,473
12/31/17	$13,467	$13,159
03/31/18	$13,132	$12,991
06/30/18	$13,307	$13,216
09/30/18	$13,535	$13,874
12/31/18	$11,763	$12,013
03/31/19	$12,984	$13,512
06/30/19	$13,396	$14,053
09/30/19	$13,240	$14,128
12/31/19	$14,444	$15,337
03/31/20	$9,859	$12,108
06/30/20	$11,698	$14,452
09/30/20	$12,209	$15,598
12/31/20	$15,405	$17,776
03/31/21	$17,082	$18,651
06/30/21	$17,543	$20,095
09/30/21	$17,357	$20,094
12/31/21	$17,776	$21,654
03/31/22	$16,955	$20,538
06/30/22	$14,762	$17,214
09/30/22	$13,396	$16,149
12/31/22	$15,641	$17,726
03/31/23	$16,080	$19,096
06/30/23	$16,354	$20,400
09/30/23	$15,989	$19,694
12/31/23	$17,951	$21,942
03/31/24	$19,012	$23,891
06/30/24	$18,827	$24,519
09/30/24	$20,085	$26,080
12/31/24	$18,908	$26,039
03/31/25	$19,667	$25,572
06/30/25	$21,393	$28,506
09/30/25	$22,464	$30,578
12/31/25	$24,007	$31,532

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Polaris Global Value Fund	26.97%	9.28%	9.15%
MSCI World Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated performance can be found at www.polarisfunds.com/performance.
AssetsNet	$ 487,072,983
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 3,471,133
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$487,072,983
# of Portfolio Holdings	88
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$3,471,133

Holdings [Text Block]

Country Weightings

(% total investments)*

Value	Value
United States	33.3%
Japan	10.1%
South Korea	9.6%
France	7.8%
Germany	6.1%
United Kingdom	5.3%
Norway	3.7%
Ireland	3.0%
Switzerland	2.9%
Sweden	2.5%
China	2.4%
Spain	2.1%
Italy	1.9%
Canada	1.9%
Puerto Rico	1.6%
Netherlands	1.4%
Hong Kong	1.2%
Singapore	1.1%
Taiwan	0.8%
Chile	0.8%
Belgium	0.5%
Russia	0.0%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Financials	26.8%
Industrials	17.1%
Health Care	13.3%
Consumer Discretionary	9.7%
Information Technology	9.2%
Consumer Staples	6.4%
Materials	5.7%
Energy	4.7%
Communication Services	3.5%
Utilities	2.5%
Real Estate	1.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

SK hynix, Inc.	2.92%
United Therapeutics Corp.	2.41%
Samsung Electronics Co., Ltd.	2.34%
Marubeni Corp.	1.66%
International Consolidated Airlines Group SA	1.66%
Gilead Sciences, Inc.	1.62%
Popular, Inc.	1.60%
Shinhan Financial Group Co., Ltd.	1.59%
JPMorgan Chase & Co.	1.59%
ITOCHU Corp.	1.57%

* excluding cash equivalents